Description of business (Details)	12 Months Ended
	Dec. 31, 2023 Employee Country Location	Jul. 01, 2021 Employee
Product Information [Line Items]
Number of employees | Employee	41,100	38,000
Number of locations in which company operates | Location	106
Number of countries in which company operates | Country	53
Geographic Concentration Risk | United States | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	40.40%
Geographic Concentration Risk | Europe | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	48.70%
Geographic Concentration Risk | Rest of World | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	10.90%